Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 105,450	$ 65,103	$ 76,395
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and accretion	15,791	25,388	21,685
Amortization of purchase accounting adjustments, net	7,536	(5,965)	(47,383)
Provision for loan losses	19,060	5,145	20,671
Share-based equity compensation expense	11,985	10,703	9,907
(Gain) Loss on sale of assets, net	(14)	(251)	(42)
Gain on sale of available for sale investments	(771)	(2,277)	(3,739)
Gain on sale of OREO, net	(4,221)	(6,022)	(4,985)
Loss on abandonment of fixed assets		4,941	2,743
Impairment	5,121	31,813
Amortization of premium/discount on investments	13,793	18,953	21,013
Derivative losses (gains) on swaps	1	(209)	1
Benefit for deferred income taxes	(24,955)	(35,943)	(7,527)
Originations of mortgage loans held for sale	(1,675,538)	(2,116,460)	(2,432,367)
Proceeds from sales of mortgage loans held for sale	1,716,565	2,320,885	2,388,716
Gain on sale of mortgage loans held for sale, net	(59,156)	(65,393)	(70,811)
Tax benefit associated with share-based payment arrangements	(2,105)	(886)	(1,221)
Decrease (Increase) in other assets	11,702	(17,534)	7,437
Other operating activities, net	(20,881)	77,792	7,319
Net Cash (Used in) Provided by Operating Activities	119,363	309,783	(12,188)
Cash Flows from Investing Activities
Proceeds from sales of securities available for sale	61,702	44,677	154,222
Proceeds from maturities, prepayments and calls of securities available for sale	488,699	709,977	880,425
Purchases of securities available for sale	(703,179)	(1,026,290)	(935,164)
Proceeds from maturities, prepayments and calls of securities held to maturity	36,182	55,706	43,535
Purchases of securities held to maturity		(5,901)	(57,075)
Reimbursement of recoverable covered asset losses (to) from the FDIC	5,734	68,233	157,694
Increase in loans receivable, net	(824,437)	(1,030,545)	(870,577)
Proceeds from sale of premises and equipment	5,129	8,714	1,274
Purchases of premises and equipment	(29,841)	(16,941)	(32,825)
Proceeds from disposition of real estate owned	84,429	116,612	109,067
Cash paid for additional investment in tax credit entities	(13,191)	(2,213)	(21,368)
Cash received in excess of cash paid for acquisition	188,803		32,425
Other investing activities, net	(12,785)	(2,636)	10,691
Net Cash Provided by (Used in) Investing Activities	(712,755)	(1,080,607)	(527,676)
Cash Flows from Financing Activities
Increase (decrease) in deposits, net of deposits acquired	641,026	(10,689)	1,174,829
Net change in short-term borrowings, net of borrowings acquired	110,298	377,299	(102,320)
Proceeds from long-term debt	54,637	2,867	24,086
Repayments of long-term debt	(22,871)	(144,609)	(80,770)
Dividends paid to shareholders	(43,070)	(40,332)	(40,069)
Proceeds from sale of treasury stock for stock options exercised	11,693	8,101	2,813
Payments to repurchase common stock	(3,727)	(2,280)	(42,245)
Tax benefit associated with share-based payment arrangements	2,105	886	1,221
Net Cash Provided by Financing Activities	750,091	191,243	937,545
Net Increase (Decrease) In Cash and Cash Equivalents	156,699	(579,581)	397,681
Cash and Cash Equivalents at Beginning of Period	391,396	970,977	573,296
Cash and Cash Equivalents at End of Period	548,095	391,396	970,977
Supplemental Schedule of Noncash Activities
Acquisition of real estate in settlement of loans	27,050	93,040	99,134
Common stock issued in acquisition	214,665		39,203
Transfers of property into Other Real Estate	37,273	93,040	106,427
Supplemental Disclosures Cash paid for:
Interest on deposits and borrowings	43,210	47,466	63,984
Income taxes, net	$ 52,094	$ 29,063	$ 15,957